Note 5 - Risk Management and Financial Instruments (Details Textual) - CAD ($)	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Statement Line Items [Line Items]
Total cash and cash equivalents	$ 873,863	$ 956	$ 29	$ 1,011